ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

9.                                      ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net including those acquired as part of business combinations consisted of the following:

	For the years ended December 31,
	2012				2013
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Acquired intangible assets with definite lives
Service agreements with universities and high schools	89,235	(19,103)	(34,958)	35,174	89,235	(20,318)	(34,958)	33,959
Operating platforms used to provide online education services	759	(759)	—	—	759	(759)	—	—
Customer base	11,708	(11,708)	—	—	11,708	(11,708)	—	—
Online coursewares	3,623	(3,623)	—	—	3,623	(3,623)	—	—
Partnership with agencies	356	(353)	—	3	356	(356)	—	—
Exclusive partnership with universities	21,356	(10,453)	—	10,903	21,356	(11,732)	—	9,624
Operational right of private school	4,464	(2,021)	—	2,443	4,464	(2,275)	—	2,189
Partnership with local institutes	2,380	(720)	—	1,660	2,380	(1,052)	—	1,328
Reacquired right to use trademark	300	(300)	—	—	300	(300)	—	—

Total intangible assets with definite lives	134,181	(49,040)	(34,958)	50,183	134,181	(52,123)	(34,958)	47,100
Acquired intangible assets with indefinite lives
Trade name	4,316	—		4,316	4,316	—	—	4,316
Total	138,497	(49,040)	(34,958)	54,499	138,497	(52,123)	(34,958)	51,416

In September 2012, the Group disposed one of its exclusive partnerships with universities, which carried at RMB315 before the disposal, for cash of RMB315, and therefore, no gain or loss resulted from the disposal.

In the third quarter of 2012, due to the projected revenue decrease for the Group’s international and elite curriculum segment, the Group performed an impairment test for the related intangible assets with the assistance of a third-party valuation firm. As a result of the impairment test, an impairment loss of RMB5,901 with respect to the service agreements with universities and high schools was recorded for the year ended December 31, 2012. The Group determined the fair values of intangible assets based on a discounted cash flow model (e.g., excess earning method) using key assumptions including revenue growth rates and discount rates.

No impairment loss for the intangible assets was recognized for the years ended December 31, 2011 and 2013.

Amortization expenses were RMB4,171, RMB3,903 and RMB3,083 for the years ended December 31, 2011, 2012 and 2013, respectively.  Amortization expenses for the next five years are as follows:

Years ending December 31,	RMB

2014	2,929
2015	2,892
2016	2,720
2017	2,512
2018	2,512